Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000004917 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Exchange Portfolio
Class Name	BlackRock Shares
Trading Symbol	STSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Exchange Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Shares	$43	0.88%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88% [1]
Net Assets	$ 266,641,553
Holdings Count | Holding	26
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$266,641,553
Number of Portfolio Holdings	26
Portfolio Turnover Rate	—%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	32.1%
Information Technology	24.0%
Health Care	18.8%
Industrials	10.4%
Consumer Staples	10.1%
Energy	4.5%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	22.0%
Berkshire Hathaway, Inc., Class B	10.4%
General Dynamics Corp.	10.4%
JPMorgan Chase & Co.	8.9%
American Express Co.	7.8%
Johnson & Johnson	5.3%
Visa, Inc., Class A	5.1%
AstraZeneca PLC	4.6%
Novartis AG, ADR	4.0%
Walmart, Inc.	3.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	22.0%
Berkshire Hathaway, Inc., Class B	10.4%
General Dynamics Corp.	10.4%
JPMorgan Chase & Co.	8.9%
American Express Co.	7.8%
Johnson & Johnson	5.3%
Visa, Inc., Class A	5.1%
AstraZeneca PLC	4.6%
Novartis AG, ADR	4.0%
Walmart, Inc.	3.5%
(b)Excludes short-term securities.

[1]	Annualized.